Schedule of Share-Based Compensation Plan Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 57	[1]	$ 54	[1]	$ 117	[1]
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	37	[1]	18	[1]	20	[1]
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	13	[1]	12	[1]	6	[1]
Share-Based Awards Converted To Cash Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	6	[1],[2]	19	[1],[2]	84	[1],[2]
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1	[1]	$ 5	[1]	$ 7	[1]

[1]	All compensation cost is recorded to Salaries and related costs, with the exception of $9 million, $17 million and $70 million in 2012, 2011 and 2010, respectively, that was recorded in integration and Merger-related costs as a component of special charges, respectively.
[2]	As described below, in connection with the Merger, certain awards were converted into fixed cash equivalents.